THE UNIVERSAL INSTITUTIONAL FUNDS, INC

522 Fifth Avenue

New York, NY 10036

October 31, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Attention:  Larry L. Greene, Senior Counsel, Division of Investment Management

Re:          The Universal Institutional Funds, Inc.

Registration Statement on Form N-14

Dear Mr. Greene:

On behalf of The Universal Institutional Funds, Inc., a Maryland corporation (the “Registrant”), transmitted herewith for filing with the Securities and Exchange Commission under the Securities Act of 1933, as amended, is the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to a proposed Agreement and Plan of Reorganization, pursuant to which substantially all of the assets and liabilities of the Strategist Portfolio, a series of Morgan Stanley Variable Investment Series, will be transferred to the Global Tactical Asset Allocation Portfolio, a series of the Registrant, in exchange for shares of the Global Tactical Asset Allocation Portfolio.

No fees are required in connection with this filing.  Should you have any questions regarding the Registration Statement or the foregoing matters, please do not hesitate to contact me at 212.296.6983 (tel) or 646.452.4799 (fax) or Kristin M. Hester of Dechert LLP at 212.649.8796 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Tara A. Farrelly
Tara A. Farrelly
Assistant Secretary

Enclosures

cc: Stefanie V. Chang Yu